TRADE RECEIVABLES - Schedule of Trade Accounts Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Accounts receivable	$ 49,342,819	$ 49,266,625
Accounts receivable in litigations	2,395,425	4,101,086
Notes receivable	524	11,589
Foreign customers	0	352,140
Subtotal	51,738,768	53,731,440
Allowance for doubtful accounts	(2,489,495)	(4,192,048)
Trade accounts receivable	$ 49,249,273	$ 49,539,392